THE SIMMS FUNDS

                                U.S. EQUITY FUND

                                 INTERNATIONAL
                                  EQUITY FUND

                               GLOBAL EQUITY FUND

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1999

             (SIMMS CAPITAL MANAGEMENT, INC. GLOBAL INVESTORS LOGO)

THE SIMMS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

                                                                              U.S.           INTERNATIONAL           GLOBAL
                                                                          EQUITY FUND         EQUITY FUND         EQUITY FUND
                                                                          -----------         -----------         -----------
ASSETS
Investments in securities at market value
  (identified cost $10,125,345, $9,029,340 and
  $7,092,739, respectively) (Note 2)                                      $12,129,415         $14,041,897          $7,454,366
Dividends and interest receivable                                               4,296               5,795                 577
Receivable from Adviser                                                         9,653                  --              11,342
Other assets                                                                   19,028              19,188              16,885
                                                                          -----------         -----------          ----------
     Total assets                                                          12,162,392          14,066,880           7,483,170
                                                                          -----------         -----------          ----------
LIABILITIES
Payable for investment purchased                                            2,852,352                  --           3,056,099
Payable for Adviser                                                                --                 337                  --
Accrued expenses and other liabilities                                         38,221              42,437              38,438
                                                                          -----------         -----------          ----------
     Total liabilities                                                      2,890,573              42,774           3,094,537
                                                                          -----------         -----------          ----------
NET ASSETS                                                                $ 9,271,819         $14,024,106          $4,388,633
                                                                          -----------         -----------          ----------
                                                                          -----------         -----------          ----------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                             $ 7,257,851         $ 8,936,648          $4,029,379
Accumulated net realized gain (loss) on investments                             9,898              74,901              (2,373)
Net unrealized appreciation on investments                                  2,004,070           5,012,557             361,627
                                                                          -----------         -----------          ----------
     Net assets                                                           $ 9,271,819         $14,024,106          $4,388,633
                                                                          -----------         -----------          ----------
                                                                          -----------         -----------          ----------

CLASS A
Net assets                                                                   $128,568            $425,366            $190,399
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                                              9,401              26,252              12,764
Net asset value and redemption price per share                                 $13.68              $16.21              $14.92
                                                                               ------              ------              ------
                                                                               ------              ------              ------
Maximum offering price per share                                               $14.25              $16.89              $15.54
                                                                               ------              ------              ------
                                                                               ------              ------              ------

CLASS Y
Net assets                                                                $ 9,143,251         $13,598,740          $4,198,234
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                                            663,218             833,323             279,321
Net asset value, offering and redemption price per share                       $13.78              $16.32              $15.03
                                                                               ------              ------              ------
                                                                               ------              ------              ------

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 1999
(Unaudited)

                                                                              U.S.           INTERNATIONAL           GLOBAL
                                                                          EQUITY FUND         EQUITY FUND         EQUITY FUND
                                                                          -----------         -----------         -----------
INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $0, $2,808
     and $161, respectively)                                                 $ 10,599          $   23,638            $  2,325
   Interest                                                                    10,337              11,599               2,466
                                                                             --------          ----------            --------
        Total investment income                                                20,936              35,237               4,791
                                                                             --------          ----------            --------

EXPENSES:
   Investment advisory fees                                                    20,561              46,707               4,989
   Shareholder servicing and accounting                                        30,541              37,869              28,970
   Professional fees                                                           14,507              15,681               5,702
   Trustees' fees and expenses                                                    920                 920                 920
   Administration fees                                                         22,233              22,585              21,683
   Reports to shareholders                                                      2,755               2,734                 345
   Federal and state registration fees                                         18,407              19,903              15,387
   Custody fees                                                                 1,694               2,933               2,348
   Other                                                                        3,799               4,636                 782
   Distribution fees - Class A                                                    148                 789                 387
   Shareholder servicing fees - Class A                                            74                 395                 193
                                                                             --------          ----------            --------
        Total expenses before reimbursements                                  115,639             155,152              81,706
   Less:  Reimbursements from Adviser                                         (79,511)            (77,836)            (73,742)
                                                                             --------          ----------            --------
   Net expenses                                                                36,128              77,316               7,964
                                                                             --------          ----------            --------

NET INVESTMENT LOSS                                                           (15,192)            (42,079)             (3,173)
                                                                             --------          ----------            --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain on investments                                                76,814             229,921              17,607
   Change in unrealized appreciation on investments                           918,095           4,484,804             284,967
                                                                             --------          ----------            --------
   Net realized and unrealized gain on investments                            994,909           4,714,725             302,574
                                                                             --------          ----------            --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $979,717          $4,672,646            $299,401
                                                                             --------          ----------            --------
                                                                             --------          ----------            --------


                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         U.S. EQUITY FUND
                                                                      ------------------------------------------------------
                                                                      FOR SIX MONTHS ENDED             FOR THE PERIOD
                                                                       DECEMBER 31, 1999        DECEMBER 11, 1998 (1)<F1> TO
                                                                          (UNAUDITED)                  JUNE 30, 1999
                                                                      --------------------     -----------------------------
OPERATIONS:
   Net investment loss                                                     $  (15,192)                   $  (10,547)
   Net realized gain                                                           76,814                         2,080
   Change in unrealized appreciation on investments                           918,095                     1,085,975
                                                                           ----------                    ----------
        Net increase in net assets resulting from operations                  979,717                     1,077,508
                                                                           ----------                    ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                             3,479,813                     4,087,304
                                                                           ----------                    ----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM:
   Net realized gains                                                          (8,168)                           --
                                                                           ----------                    ----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM:
   Net realized gains                                                        (394,355)                           --
                                                                           ----------                    ----------
        Total increase in net assets                                        4,057,007                     5,164,812

NET ASSETS:
   Beginning of period                                                      5,214,812                        50,000
                                                                           ----------                    ----------
   End of period                                                           $9,271,819                    $5,214,812
                                                                           ----------                    ----------
                                                                           ----------                    ----------

(1)<F1>   Commencement of operations.

                       See notes to financial statements


                                                                                    INTERNATIONAL EQUITY FUND
                                                                     ------------------------------------------------------
                                                                      FOR SIX MONTHS ENDED             FOR THE PERIOD
                                                                       DECEMBER 31, 1999        DECEMBER 11, 1998 (1)<F2> TO
                                                                          (UNAUDITED)                  JUNE 30, 1999
                                                                       -----------------        ----------------------------
OPERATIONS:
   Net investment income (loss)                                           $   (42,079)                   $   12,552
   Net realized gain (loss)                                                   229,921                      (129,222)
   Change in unrealized appreciation  on investments                        4,484,804                       527,753
                                                                          -----------                    ----------
        Net increase in net assets resulting from operations                4,672,646                       411,083
                                                                          -----------                    ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                             4,160,674                     5,053,197
                                                                          -----------                    ----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM:
   Net realized gains                                                          (9,505)                           --
                                                                          -----------                    ----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM:
   Net investment income                                                      (11,524)                           --
   Net realized gains                                                        (302,465)                           --
                                                                          -----------                    ----------
   Total distribution                                                        (313,989)                           --
                                                                          -----------                    ----------
        Total increase in net assets                                        8,509,826                     5,464,280

NET ASSETS:
   Beginning of period                                                      5,514,280                        50,000
                                                                          -----------                    ----------
   End of period                                                          $14,024,106                    $5,514,280
                                                                          -----------                    ----------
                                                                          -----------                    ----------

(1)<F2>   Commencement of operations.

                       See notes to financial statements

                                                                                        GLOBAL EQUITY FUND
                                                                      ------------------------------------------------------
                                                                      FOR SIX MONTHS ENDED             FOR THE PERIOD
                                                                       DECEMBER 31, 1999        DECEMBER 18, 1998 (1)<F3> TO
                                                                          (UNAUDITED)                  JUNE 30, 1999
                                                                      --------------------      ----------------------------
OPERATIONS:
   Net investment income (loss)                                            $   (3,173)                   $      903
   Net realized gain (loss)                                                    17,607                       (16,807)
   Change in unrealized appreciation  on investments                          284,967                        76,660
                                                                           ----------                    ----------
        Net increase in net assets resulting from operations                  299,401                        60,756
                                                                           ----------                    ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                             3,169,296                       860,073
                                                                           ----------                    ----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM:
   Net investment income                                                         (903)                           --
                                                                           ----------                    ----------
        Total increase in net assets                                        3,467,794                       920,829

NET ASSETS:
   Beginning of period                                                        920,839                            10
                                                                           ----------                    ----------
   End of period                                                           $4,388,633                      $920,839
                                                                           ----------                    ----------
                                                                           ----------                    ----------

(1)<F3>   Commencement of operations.

                       See notes to financial statements

THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS

                                                                                U.S. EQUITY FUND
                                              -------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED  SIX MONTHS ENDED   APRIL 26, 1999(1)<F4>  DECEMBER 11, 1998(1)<F4>
                                              DECEMBER 31, 1999  DECEMBER 31, 1999         THROUGH                 THROUGH
                                                 (UNAUDITED)        (UNAUDITED)         JUNE 30, 1999           JUNE 30, 1999
                                              -----------------  -----------------  ---------------------  ------------------------
                                                   CLASS A            CLASS Y              CLASS A                 CLASS Y
                                              -----------------  -----------------  ---------------------  ------------------------
PER SHARE DATA:
Net asset value, beginning of period                $12.50             $12.51               $12.20                  $10.00
                                                    ------             ------               ------                  ------
Income from investment operations:
   Net investment loss                               (0.09)(2)<F5>      (0.02)(3)<F6>        (0.02)(3)<F6>           (0.03)(3)<F6>
   Net realized and unrealized
     gains on investments                             2.20               2.22                 0.32                    2.54
                                                    ------             ------               ------                  ------
   Total from investment operations                   2.11               2.20                 0.30                    2.51
                                                    ------             ------               ------                  ------
Less distributions from
  net realized gains                                 (0.93)             (0.93)                  --                      --
                                                    ------             ------               ------                  ------
Net asset value, end of period                      $13.68             $13.78               $12.50                  $12.51
                                                    ------             ------               ------                  ------
                                                    ------             ------               ------                  ------
Total return (4)<F7> (5)<F8>                        17.19%             17.90%                2.46%                  25.10%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                      $128,568         $9,143,251                 $983              $5,213,829
   Ratio of expenses to average net
     assets before reimbursement
     by Adviser (6)<F9>                              4.96%              4.21%                8.39%                   5.59%
   Ratio of expenses to average net
     assets after reimbursement
     by Adviser (6)<F9>                              2.06%              1.31%                2.06%                   1.31%
   Ratio of net investment loss to
     average net assets before
     reimbursement by Adviser (6)<F9>               (4.20%)            (3.45%)              (7.38%)                 (4.70%)
   Ratio of net investment loss to
     average net assets after
     reimbursement by Adviser (6)<F9>               (1.30%)            (0.55%)              (1.06%)                 (0.42%)
   Portfolio turnover rate (7)<F10>                 12.74%             12.74%               50.40%                  50.40%

(1)<F4> Commencement of operations for Class Y shares occurred on December 11, 1998 for the U.S. Equity Fund. Commencement of sale of Class A shares occurred on April 26, 1999 for the U.S. Equity Fund.
(2)<F5> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F6> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F7> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F8>   Not annualized.
(6)<F9>   Annualized.
(7)<F10> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                          INTERNATIONAL EQUITY FUND
                                          -----------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED  FEBRUARY 1, 1999(1)<F11>  DECEMBER 11, 1998(1)<F11>
                                          DECEMBER 31, 1999  DECEMBER 31, 1999           THROUGH                   THROUGH
                                             (UNAUDITED)        (UNAUDITED)           JUNE 30, 1999             JUNE 30, 1999
                                          -----------------  -----------------  ------------------------  -------------------------
                                               CLASS A            CLASS Y                CLASS A                   CLASS Y
                                          -----------------  -----------------  ------------------------  -------------------------
PER SHARE DATA:
Net asset value, beginning of period             $10.88             $10.91                $10.54                     $10.00
                                                 ------             ------                ------                     ------
Income from investment operations:
   Net investment income(loss)                    (0.10)(2)<F12>     (0.01)                   --                       0.03
   Net realized and unrealized
     gains on investments                          5.80               5.80                  0.34                       0.88
                                                 ------             ------                ------                     ------
   Total from investment operations                5.70               5.79                  0.34                       0.91
                                                 ------             ------                ------                     ------
Less distributions:
   Dividends in excess of
     net investment income                           --              (0.01)                   --                         --
   Distributions from net realized gains          (0.37)             (0.37)                   --                         --
                                                 ------             ------                ------                     ------
   Total distributions                            (0.37)             (0.38)                   --                         --
                                                 ------             ------                ------                     ------
Net asset value, end of period                   $16.21             $16.32                $10.88                     $10.91
                                                 ------             ------                ------                     ------
                                                 ------             ------                ------                     ------
Total return (3)<F13> (4)<F14>                   52.85%             53.59%                 3.23%                      9.10%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                   $425,366        $13,598,740              $160,421                 $5,353,859
   Ratio of expenses to average net
     assets before reimbursement
     by Adviser (5)<F15>                          4.05%              3.30%                 6.54%                      5.52%
   Ratio of expenses to average net
     assets after reimbursement
     by Adviser (5)<F15>                          2.38%              1.63%                 2.38%                      1.63%
   Ratio of net investment loss to
     average net assets before
     reimbursement by Adviser (5)<F15>           (3.29%)            (2.54%)               (4.14%)                    (3.48%)
   Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser (5)<F15>           (1.62%)            (0.87%)                0.02%                      0.42%
   Portfolio turnover rate (6)<F16>              46.90%             46.90%                49.48%                     49.48%

(1)<F11> Commencement of operations for Class Y shares occurred on December 11, 1998 for the International Equity Fund. Commencement of sale of Class A shares occurred on February 1, 1999 for the International Equity Fund.
(2)<F12> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F13> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(4)<F14>  Not annualized.
(5)<F15>  Annualized.
(6)<F16> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                             GLOBAL EQUITY FUND
                                        -------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED   FEBRUARY 19, 1999(1)<F17>  DECEMBER 11, 1998(1)<F17>
                                        DECEMBER 31, 1999   DECEMBER 31, 1999           THROUGH                    THROUGH
                                           (UNAUDITED)         (UNAUDITED)           JUNE 30, 1999              JUNE 30, 1999
                                        -----------------   -----------------  -------------------------  -------------------------
                                             CLASS A             CLASS Y                CLASS A                    CLASS Y
                                        -----------------   -----------------  -------------------------  -------------------------
PER SHARE DATA:
Net asset value, beginning of period           $11.22              $11.27                 $10.41                     $10.00
                                               ------              ------                 ------                     ------
Income from investment operations:
   Net investment income(loss)                  (0.08)(2)<F18>      (0.01)(3)<F19>         (0.00)                      0.01
   Net realized and unrealized
     gains on investments                        3.78                3.78                   0.81                       1.26
                                               ------              ------                 ------                     ------
   Total from investment operations              3.70                3.77                   0.81                       1.27
                                               ------              ------                 ------                     ------
Less dividends in excess of
  net investment income                            --               (0.01)                    --                         --
                                               ------              ------                 ------                     ------
Net asset value, end of period                 $14.92              $15.03                 $11.22                     $11.27
                                               ------              ------                 ------                     ------
                                               ------              ------                 ------                     ------
Total return (4)<F20> (5)<F21>                 32.98%              33.50%                  7.78%                     12.70%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                 $190,399          $4,198,234               $143,194                   $777,645
   Ratio of expenses to average net
     assets before reimbursement
     by Adviser (6)<F22>                       17.01%              16.26%                 32.84%                     37.44%
   Ratio of expenses to average net
     assets after reimbursement
     by Adviser (6)<F22>                        2.23%               1.48%                  2.23%                      1.48%
   Ratio of net investment loss to
     average net assets before
     reimbursement by Adviser (6)<F22>        (16.05%)            (15.30%)               (30.77%)                   (35.61%)
   Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser (6)<F22>         (1.27%)             (0.52%)                (0.15%)                     0.35%
   Portfolio turnover rate (7)<F23>            28.60%              28.60%                 28.70%                     28.70%

(1)<F17> Commencement of operations for Class Y shares occurred on December 18, 1998 for the Global Equity Fund. Commencement of sale of Class A shares occurred on February 19, 1999 for the Global Equity Fund.
(2)<F18> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F19> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F20> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F21>  Not annualized.
(6)<F22>  Annualized.
(7)<F23> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

THE SIMMS FUNDS
U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1999 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----

            COMMON STOCKS -- 95.9%

            AEROSPACE -- 3.1%
     4,920  Honeywell International Inc.                            $  283,822
                                                                    ----------

            BUSINESS SERVICES -- 10.9%
     4,860  Cisco Systems, Inc.*<F24>                                  520,627
     4,940  Omnicom Group Inc.                                         494,000
                                                                    ----------
                                                                     1,014,627
                                                                    ----------

            COMPUTERS -- 13.2%
     3,560  Dell Computer Corporation *<F24>                           181,560
     4,830  EMC Corporation *<F24>                                     527,678
     6,680  Sun Microsystems, Inc. *<F24>                              517,282
                                                                    ----------
                                                                     1,226,520
                                                                    ----------

            CONSUMER PRODUCTS -- 4.5%
     4,580  Lexmark International
              Group, Inc. - Class A*<F24>                              414,490
                                                                    ----------

            DRUGS -- 5.5%
     7,380  Pfizer Inc.                                                239,389
     6,330  Schering-Plough Corporation                                267,047
                                                                    ----------
                                                                       506,436
                                                                    ----------

            ELECTRICAL EQUIPMENT -- 3.7%
     2,220  General Electric Company                                   343,545
                                                                    ----------

            ELECTRONICS -- 2.1%
     2,410  Intel Corporation                                          198,373
                                                                    ----------

            FINANCIAL SERVICES -- 7.6%
     6,650  Concord EFS, Inc.*<F24>                                    171,238
     4,110  Fannie Mae                                                 256,618
    10,307  MBNA Corporation                                           280,866
                                                                    ----------
                                                                       708,722
                                                                    ----------

            INSURANCE -- 2.9%
     5,760  AFLAC Incorporated                                         271,800
                                                                    ----------

            INTERNET SERVICES -- 4.2%
     5,170  America Online, Inc.                                       390,012
                                                                    ----------

            MEDICAL INSTRUMENTS -- 2.5%
     4,930  Guidant Corporation *<F24>                                 231,710
                                                                    ----------

            MULTI-INDUSTRY -- 3.4%
     8,030  Tyco International Ltd.                                    312,166
                                                                    ----------

            RETAIL -- 14.1%
     4,990  Bed Bath & Beyond Inc. *<F24>                              173,402
     9,930  Safeway Inc.*<F24>                                         353,136
     5,860  Tandy Corporation                                          288,239
     7,140  Wal-Mart Stores, Inc.                                      493,552
                                                                    ----------
                                                                     1,308,329
                                                                    ----------

            SOFTWARE -- 12.6%
     3,015  Computer Associates
              International, Inc.                                      210,862
     3,560  Microsoft Corporation *<F24>                               415,630
     4,800  Oracle Corporation*<F24>                                   537,900
                                                                    ----------
                                                                     1,164,392
                                                                    ----------

            TELECOMMUNICATIONS -- 2.5%
     3,120  Lucent Technologies Inc.                                   233,415
                                                                    ----------

            UTILITIES - ELECTRIC -- 3.1%
     3,860  AES Corporation *<F24>                                     288,535
                                                                    ----------

            TOTAL COMMON STOCKS
              (Cost $6,892,214)                                     $8,896,894
                                                                    ----------
PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 34.9%
            U.S. TREASURIES -- 21.6%
$2,055,000  U.S. Treasury Bill,
              5.40%, 6/29/2000
              (Cost $2,000,131)                                      1,999,521
                                                                    ----------

            VARIABLE RATE DEMAND NOTES #<F25> -- 13.3%
   310,000  General Mills, Inc., 6.095%                                310,000
   305,423  Pitney Bowes, Inc., 6.095%                                 305,423
   307,577  Sara Lee Corporation, 6.09%                                307,577
   310,000  Warner - Lambert Company,
              6.044%                                                   310,000
                                                                    ----------
            TOTAL VARIABLE RATE
              DEMAND NOTES
              (Cost $1,233,000)                                      1,233,000
                                                                    ----------

            TOTAL SHORT-TERM INVESTMENTS
              (Cost $3,233,131)                                      3,232,521
                                                                    ----------

            TOTAL INVESTMENTS
              (COST $10,125,345) -- 130.8%                          12,129,415
                                                                    ----------

            LIABILITIES,  LESS OTHER
              ASSETS -- (30.8%)                                     (2,857,596)
                                                                    ----------

            TOTAL NET ASSETS -- 100.0%                              $9,271,819
                                                                    ----------
                                                                    ----------

 *<F24>   Non-income producing security.
 #<F25> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1999.

                       See notes to financial statements

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1999 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----

            COMMON STOCKS -- 98.4%

            DENMARK -- 1.7%
            TELECOMMUNICATIONS -- 1.7%
     6,290  Tele Danmark A/S - ADR                                 $   237,448
                                                                   -----------
                Total Denmark                                          237,448
                                                                   -----------

            FINLAND -- 9.1%
            TELECOMMUNICATIONS -- 9.1%
     3,620  Nokia Oyj - ADR, Class A                                   687,800
     8,560  Sonera Oyj - ADR*<F26>                                     592,780
                                                                   -----------
                Total Finland                                        1,280,580
                                                                   -----------

            FRANCE -- 3.4%
            INSURANCE -- 1.7%
     3,430  Axa - ADR                                                  243,530
            SOFTWARE -- 1.7%
     3,780  Dassault Systemes S.A. - ADR                               238,140
                                                                   -----------
                Total France                                           481,670
                                                                   -----------

            GERMANY -- 1.6%
            MEDICAL PRODUCTS -- 1.6%
     7,700  Frensenius Medical
              Care AG - ADR                                            218,488
                                                                   -----------
                Total Germany                                          218,488
                                                                   -----------

            GREECE -- 1.6%
            TELECOMMUNICATIONS -- 1.6%
    19,170  Hellenic Telecommunications
              Organization SA (OTE) - ADR                              228,842
                                                                   -----------
                Total Greece                                           228,842
                                                                   -----------

            HONG KONG -- 4.2%
            TELECOMMUNICATIONS -- 4.2%
     4,200  Asia Satellite Telecommunications
              Holdings Ltd.  - ADR                                     147,000
     3,450  China Telecom Limited                                      443,541
                                                                   -----------
                Total Hong Kong                                        590,541
                                                                   -----------

            HUNGARY -- 2.8%
            TELECOMMUNICATIONS -- 2.8%
    11,100  Magyar Tavkozlesi Rt. - ADR                                399,600
                                                                   -----------
                Total Hungary                                          399,600
                                                                   -----------

            IRELAND -- 4.3%
            DRUGS -- 3.0%
    14,380  Elan Corporation PLC - ADR *<F26>                          424,210
                                                                   -----------

            FINANCIAL SERVICES -- 1.3%
     8,170  Allied Irish Banks PLC - ADR                               172,591
                                                                   -----------
                Total Ireland                                          596,801
                                                                   -----------

            ISRAEL -- 2.1%
            DRUGS -- 2.1%
     4,200  Teva Pharmaceutical
              Industries Ltd. - ADR                                    301,087
                                                                   -----------
                Total Israel                                           301,087
                                                                   -----------

            ITALY -- 1.6%
            OPTICAL SUPPLIES -- 1.6%
    12,680  Luxottica Group SpA - ADR                                  222,692
                                                                   -----------
                Total Italy                                            222,692
                                                                   -----------

            JAPAN -- 28.2%
            COMPUTERS -- 5.3%
     3,260  Fujitsu Limited - ADR                                      742,103
                                                                   -----------
            DRUGS -- 1.2%
     8,690  Eisai Company,  Ltd - ADR                                  166,830
                                                                   -----------
            ELECTRICAL EQUIPMENT -- 3.1%
     2,675  Hitachi Ltd. - ADR                                         433,016
                                                                   -----------
            ELECTRONICS -- 7.5%
    13,090  Cannon, Inc. - ADR                                         530,963
     2,000  Kyocera Corporation - ADR                                  524,000
                                                                   -----------
                                                                     1,054,963
                                                                   -----------
            FINANCIAL SERVICES -- 2.3%
     2,800  Orix Corporation - ADR                                     317,625
                                                                   -----------
            SOFTWARE -- 4.6%
    26,950  Trend Micro Incorporated - ADR*                            653,537
                                                                   -----------
            TELECOMMUNICATIONS -- 4.2%
     6,820  Nippon Telegraph & Telephone
              Corporation - ADR                                        587,373
                                                                   -----------
                Total Japan                                          3,955,447
                                                                   -----------

            MEXICO -- 1.9%
            TELECOMMUNICATIONS -- 1.9%
     2,360  Telefonos de Mexico S.A. - ADR                             265,500
                                                                   -----------
                Total Mexico                                           265,500
                                                                   -----------

            NETHERLANDS -- 12.0%
            ELECTRONICS -- 7.6%
     4,041  Koninklijke (Royal) Philips
              Electronics N.V. - NYS                                   545,562
     3,400  STMicroelectronics N.V. - NYS                              514,887
                                                                   -----------
                                                                     1,060,449
                                                                   -----------
            FOOD, BEVERAGES & TOBACCO -- 2.5%
    11,750  Koninklijke Ahold N.V. - ADR                               351,766
                                                                   -----------
            TEXTILES & APPAREL -- 1.9%
     2,330  Gucci Group N.V. - NYS                                     266,785
                                                                   -----------
                Total Netherlands                                    1,679,000
                                                                   -----------

            SOUTH KOREA -- 1.6%
            TELECOMMUNICATIONS -- 1.6%
     2,960  Korea Telecom
              Corporation - ADR*<F26>                                  221,260
                                                                   -----------
                Total South Korea                                      221,260
                                                                   -----------

            SPAIN -- 2.4%
            TELECOMMUNICATIONS -- 2.4%
     4,283  Telefonica S.A. - ADR                                      337,531
                                                                   -----------
                Total Spain                                            337,531
                                                                   -----------

            SWEDEN -- 4.8%
            TELECOMMUNICATIONS EQUIPMENT -- 4.8%
    10,140  Telefonaktiebolaget LM Ericsson                            666,071
                                                                   -----------
                Total Sweden                                           666,071
                                                                   -----------

            SWITZERLAND -- 4.7%
            BUSINESS SERVICES -- 2.9%
     4,270  Adecco S.A. -  ADR                                         409,920
                                                                   -----------
            DRUGS -- 1.8%
     2,100  Roche Holding AG - ADR                                     247,949
                                                                   -----------
                Total Switzerland                                      657,869
                                                                   -----------

            UNITED KINGDOM -- 10.4%
            BUSINESS SERVICES -- 2.9%
     4,910  WPP Group PLC - ADR                                        408,144
                                                                   -----------
            COMMUNICATIONS & MEDIA -- 3.0%
    13,150  Pearson PLC - ADR                                          425,575
                                                                   -----------
            RETAIL -- 1.4%
     2,680  Dixons Group PLC - ADR                                     192,947
                                                                   -----------
            TELECOMMUNICATIONS -- 3.1%
     8,750  Vodafone AirTouch  PLC - ADR                               433,125
                                                                   -----------
                Total United Kingdom                                 1,459,791
                                                                   -----------
                TOTAL COMMON STOCKS
                  (Cost $8,787,661)                                 13,800,218
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 1.7%
            VARIABLE RATE DEMAND NOTES #<F27> -- 1.7%
  $193,111  General Mills, Inc., 6.095%                                193,111
    48,568  Pitney Bowes, Inc., 6.095%                                  48,568
                                                                   -----------
                TOTAL SHORT-TERM
                  INVESTMENTS
                  (Cost $241,679)                                      241,679
                                                                   -----------
            TOTAL INVESTMENTS
              (COST $9,029,340) --
              100.1%                                                14,041,897
                                                                   -----------
            LIABILITIES,  LESS OTHER
              ASSETS -- (0.1%)                                         (17,791)
                                                                   -----------
            TOTAL NET ASSETS --
              100.0%                                               $14,024,106
                                                                   -----------
                                                                   -----------

    *<F26>  Non-income producing security.
    #<F27> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1999.
     ADR -  American Depository Receipts
     NYS -  New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1999 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----

            COMMON STOCKS -- 95.1%

            DENMARK -- 0.9%
            TELECOMMUNICATIONS -- 0.9%
     1,060  Tele Danmark A/S - ADR                                  $   40,015
                                                                    ----------
                Total Denmark                                           40,015
                                                                    ----------

            FINLAND -- 5.0%
            TELECOMMUNICATIONS -- 5.0%
       570  Nokia Oyj - ADR, Class A                                   108,300
     1,590  Sonera Oyj - ADR*<F28>                                     110,107
                                                                    ----------
                Total Finland                                          218,407
                                                                    ----------

            FRANCE -- 1.7%
            INSURANCE -- 0.8%
       500  Axa - ADR                                                   35,500
            SOFTWARE -- 0.9%
       650  Dassault Systemes S.A. - ADR                                40,950
                                                                    ----------
                Total France                                            76,450
                                                                    ----------

            GERMANY -- 0.9%
            MEDICAL PRODUCTS -- 0.9%
     1,360  Frensenius Medical
              Care AG  - ADR                                            38,590
                                                                    ----------
                Total Germany                                           38,590
                                                                    ----------

            GREECE -- 0.9%
            TELECOMMUNICATIONS -- 0.9%
     3,420  Hellenic Telecommunications
              Organization SA (OTE) - ADR                               40,826
                                                                    ----------
                Total Greece                                            40,826
                                                                    ----------

            HONG KONG -- 2.5%
            TELECOMMUNICATIONS -- 2.5%
       690  Asia Satellite Telecommunications
              Holdings Ltd.  - ADR                                      24,150
       650  China Telecom Limited                                       83,566
                                                                    ----------
                Total Hong Kong                                        107,716
                                                                    ----------

            HUNGARY -- 1.6%
            TELECOMMUNICATIONS -- 1.6%
     1,960  Magyar Tavkozlesi Rt. - ADR                                 70,560
                                                                    ----------
                Total Hungary                                           70,560
                                                                    ----------

            IRELAND -- 2.4%
            DRUGS -- 1.8%
     2,630  Elan Corporation PLC - ADR *<F28>                           77,585
                                                                    ----------
            FINANCIAL SERVICES -- 0.6%
     1,370  Allied Irish Banks PLC - ADR                                28,941
                                                                    ----------
                Total Ireland                                          106,526
                                                                    ----------

            ISRAEL -- 1.2%
            DRUGS -- 1.2%
       720  Teva Pharmaceutical Industries
              Ltd. - ADR                                                51,615
                                                                    ----------
                Total Israel                                            51,615
                                                                    ----------

            ITALY -- 0.9%
            OPTICAL SUPPLIES -- 0.9%
     2,180  Luxottica Group SpA - ADR                                   38,286
                                                                    ----------
                Total Italy                                             38,286
                                                                    ----------

            JAPAN -- 16.6%
            COMPUTERS -- 2.6%
       510  Fujitsu Limited - ADR                                      116,096
                                                                    ----------
            DRUGS -- 0.7%
     1,540  Eisai Company,  Ltd - ADR                                   29,565
                                                                    ----------
            ELECTRICAL EQUIPMENT -- 1.9%
       520  Hitachi Ltd. - ADR                                          84,175
                                                                    ----------
            ELECTRONICS -- 5.0%
     2,110  Cannon, Inc. - ADR                                          85,587
       510  Kyocera Corporation - ADR                                  133,620
                                                                    ----------
                                                                       219,207
                                                                    ----------
            FINANCIAL SERVICES -- 1.4%
       560  Orix Corporation - ADR                                      63,525
                                                                    ----------
            SOFTWARE -- 2.8%
     4,990  Trend Micro Incorporated - ADR*<F28>                       121,007
                                                                    ----------
            TELECOMMUNICATIONS -- 2.2%
     1,130  Nippon Telegraph & Telephone
              Corporation - ADR                                         97,321
                                                                    ----------
                Total Japan                                            730,896
                                                                    ----------

            MEXICO -- 1.0%
            TELECOMMUNICATIONS -- 1.0%
       380  Telefonos de Mexico S.A. - ADR                              42,750
                                                                    ----------
                Total Mexico                                            42,750
                                                                    ----------

            NETHERLANDS -- 5.6%
            ELECTRONICS -- 3.2%
       508  Koninklijke (Royal) Philips
              Electronics N.V. - NYS                                    68,580
       470  STMicroelectronics N.V. - NYS                               71,176
                                                                    ----------
                                                                       139,756
            FOOD, BEVERAGES & TOBACCO -- 1.4%
     2,100  Koninklijke Ahold N.V. - ADR                                62,869
                                                                    ----------
            TEXTILES & APPAREL -- 1.0%
       380  Gucci Group N.V. - NYS                                      43,510
                                                                    ----------
                Total Netherlands                                      246,135
                                                                    ----------
            SOUTH KOREA -- 1.0%
            TELECOMMUNICATIONS -- 1.0%
       600  Korea Telecom Corporation - ADR*<F28>                       44,850
                                                                    ----------
                Total South Korea                                       44,850
                                                                    ----------

            SPAIN -- 1.2%
            TELECOMMUNICATIONS -- 1.2%
       657  Telefonica S.A. - ADR                                       51,785
                                                                    ----------
                Total Spain                                             51,785
                                                                    ----------

            SWEDEN -- 2.5%
            TELECOMMUNICATIONS EQUIPMENT -- 2.5%
     1,660  Telefonaktiebolaget LM Ericsson                            109,041
                                                                    ----------
                Total Sweden                                           109,041
                                                                    ----------

            SWITZERLAND -- 2.4%
            BUSINESS SERVICES -- 1.6%
       720  Adecco S.A. -  ADR                                          69,120
                                                                    ----------
            DRUGS -- 0.8%
       320  Roche Holding AG - ADR                                      37,783
                                                                    ----------
                Total Switzerland                                      106,903
                                                                    ----------

            UNITED KINGDOM -- 5.9%
            BUSINESS SERVICES -- 1.5%
       810  WPP Group PLC - ADR                                         67,331
                                                                    ----------
            COMMUNICATIONS & MEDIA -- 1.8%
     2,450  Pearson PLC - ADR                                           79,290
                                                                    ----------
            RETAIL -- 0.9%
       560  Dixons Group PLC - ADR                                      40,317
                                                                    ----------
            TELECOMMUNICATIONS -- 1.7%
     1,460  Vodafone AirTouch  PLC - ADR                                72,270
                                                                    ----------
                Total United Kingdom                                   259,208
                                                                    ----------

            UNITED STATES -- 40.9%
            AEROSPACE -- 1.3%
     1,010  Honeywell International Inc.                                58,264
                                                                    ----------
            BUSINESS SERVICES -- 4.3%
     1,000  Cisco Systems, Inc. *<F28>                                 107,125
       790  Omnicom Group Inc.                                          79,000
                                                                    ----------
                                                                       186,125
                                                                    ----------
            COMPUTERS -- 5.7%
       830  Dell Computer Corporation *<F28>                            42,330
       930  EMC Corporation *<F28>                                     101,603
     1,370  Sun Microsystems, Inc. *<F28>                              106,089
                                                                    ----------
                                                                       250,022
                                                                    ----------
            CONSUMER PRODUCTS -- 2.2%
     1,060  Lexmark International
              Group, Inc. - Class A*<F28>                               95,930
                                                                    ----------
            DRUGS -- 2.0%
     1,270  Pfizer Inc.                                                 41,196
     1,130  Schering-Plough Corporation                                 47,672
                                                                    ----------
                                                                        88,868
                                                                    ----------
            ELECTRICAL EQUIPMENT -- 1.4%
       390  General Electric Company                                    60,353
                                                                    ----------
            ELECTRONICS -- 1.0%
       520  Intel Corporation                                           42,803
                                                                    ----------
            FINANCIAL SERVICES -- 3.7%
     1,355  Concord EFS, Inc.*<F28>                                     34,891
       790  Fannie Mae                                                  49,326
     2,860  MBNA Corporation                                            77,935
                                                                    ----------
                                                                       162,152
                                                                    ----------
            INSURANCE -- 1.3%
     1,160  AFLAC Incorporated                                          54,738
                                                                    ----------
            INTERNET SERVICES -- 1.6%
       960  America Online, Inc.                                        72,420
                                                                    ----------
            MEDICAL INSTRUMENTS -- 1.2%
     1,140  Guidant Corporation *<F28>                                  53,580
                                                                    ----------
            MULTI-INDUSTRY -- 1.7%
     1,900  Tyco International Ltd.                                     73,862
                                                                    ----------
            RETAIL -- 5.4%
       790  Bed Bath & Beyond Inc. *<F28>                               27,453
     1,930  Safeway Inc.*<F28>                                          68,636
     1,180  Tandy Corporation                                           58,041
     1,220  Wal-Mart Stores, Inc.                                       84,332
                                                                    ----------
                                                                       238,462
                                                                    ----------
            SOFTWARE -- 6.0%
       620  Computer Associates
              International, Inc.                                       43,361
       800  Microsoft Corporation *<F28>                                93,400
     1,120  Oracle Corporation*                                        125,510
                                                                    ----------
                                                                       262,271
                                                                    ----------
            TELECOMMUNICATIONS -- 1.1%
       680  Lucent Technologies Inc.                                    50,872
                                                                    ----------
                                                                        50,872
                                                                    ----------
            UTILITIES - ELECTRIC -- 1.0%
       580  AES Corporation *<F28>                                      43,355
                                                                    ----------
                Total United States                                  1,794,077
                                                                    ----------
            TOTAL COMMON STOCKS
              (Cost $3,812,124)                                      4,174,636
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 74.8%
            U.S. TREASURIES -- 66.1%
$2,980,000  U.S. Treasury Bill,
              5.40%, 6/29/2000
              (Cost $2,900,434)                                      2,899,549
                                                                    ----------
            VARIABLE RATE DEMAND NOTES #<F29> -- 8.7%
   196,007  General Mills, Inc., 6.095%                                196,007
   184,174  Pitney Bowes, Inc., 6.095%                                 184,174
                                                                    ----------
            TOTAL VARIABLE RATE
              DEMAND NOTES
              (Cost $380,181)                                          380,181
                                                                    ----------
            TOTAL SHORT- TERM
              INVESTMENTS
              (Cost $3,280,615)                                      3,279,730
                                                                    ----------
            TOTAL INVESTMENTS
              (COST $7,092,739) -- 169.9%                            7,454,366
                                                                    ----------
            LIABILITIES, LESS OTHER
              ASSETS -- (69.9%)                                     (3,065,733)
                                                                    ----------
            TOTAL NET ASSETS -- 100.0%                              $4,388,633
                                                                    ----------
                                                                    ----------

    *<F28>  Non-income producing security.
    #<F29> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1999.
     ADR -  American Depository Receipts
     NYS -  New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1999 (Unaudited)

NOTE 1 -- DESCRIPTION OF FUNDS

The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund, the International Equity Fund and the Global Equity Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, the Funds are a "diversified" series of the Trust.

The U.S. Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the common stock of U.S. companies with large market capitalizations, including multinational companies. The Fund may also invest in convertible securities and preferred stock of U.S. companies.

The International Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of foreign companies with large market capitalizations, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

The Global Equity Fund commenced operations with the sale of Class Y shares on December 18, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of U.S. and foreign companies with large market capitalizations, including multinational companies. The Fund's foreign equity investments primarily consist of ADRs. The Fund may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

Each Fund has issued two classes of shares: Class A and Class Y. Class A shares were initially sold on April 26, 1999, February 1, 1999 and February 19, 1999 for the U.S. Equity Fund, International Equity Fund and Global Equity Fund, respectively. The Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus, and expenses pursuant to the distribution and shareholder servicing plans described in Notes 7 and 8. The maximum sales charge is 4% of the offering price.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

   a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

   b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

   e) Federal Income Taxes -- The Funds' intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 -- FORMATION AND REORGANIZATION

On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. (the "Partnerships") were transferred to the U.S. Equity Fund and International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax-free exchange and no gain or loss was recognized by the Partnerships on the transfer of their assets to the respective Funds. The U.S. Equity Fund and International Equity Fund retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. The market value of assets on the day of transfer of $3,333,389 for the U.S. Equity Fund and $4,221,506 for the International Equity Fund became the cost basis for financial reporting purposes for the respective Funds. This resulted in the tax basis of securities held for the U.S. Equity Fund and the International Equity Fund being $1,096,452 and $825,707 lower than their basis for financial reporting purposes, respectively. On December 31, 1999, the tax basis of these securities held by the U.S. Equity Fund and the International Equity Fund was $634,805 and $321,810 lower than their basis for financial reporting purposes, respectively.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

At December 31, 1999, each Fund had an authorized unlimited number of shares of beneficial interest with no par value.

The following table summarizes the capital share transactions of each class of shares for each Fund:

CLASS A
                                                                    U.S.                INTERNATIONAL                GLOBAL
                                                                EQUITY FUND              EQUITY FUND              EQUITY FUND
                                                             -----------------        -----------------        -----------------
                                                              SIX MONTHS ENDED         SIX MONTHS ENDED         SIX MONTHS ENDED
                                                             DECEMBER 31, 1999        DECEMBER 31, 1999        DECEMBER 31, 1999
                                                             -----------------        -----------------        -----------------
                                                             SHARES     AMOUNT        SHARES      AMOUNT       SHARES      AMOUNT
                                                             ------     ------        ------      ------       ------      ------
Sales                                                         8,700    $107,622       15,792     $177,922          --           --
Reinvested Distributions                                        622       8,168          664        9,505          --           --
Redemptions                                                      --          --       (4,955)     (66,545)         --           --
                                                              -----    --------       ------     --------      ------     --------
Net Increase                                                  9,322    $115,790       11,501     $120,882          --           --
                                                              -----    --------       ------     --------      ------     --------
                                                              -----    --------       ------     --------      ------     --------

SHARES OUTSTANDING:
Beginning of period                                              79                   14,751                   12,764
                                                              -----                   ------                   ------
End of period                                                 9,401                   26,252                   12,764
                                                              -----                   ------                   ------
                                                              -----                   ------                   ------

CLASS Y
                                                                    U.S.                INTERNATIONAL                GLOBAL
                                                                EQUITY FUND              EQUITY FUND              EQUITY FUND
                                                             -----------------        -----------------        -----------------
                                                              SIX MONTHS ENDED         SIX MONTHS ENDED         SIX MONTHS ENDED
                                                             DECEMBER 31, 1999        DECEMBER 31, 1999        DECEMBER 31, 1999
                                                             -----------------        -----------------        -----------------
                                                             SHARES     AMOUNT        SHARES      AMOUNT       SHARES      AMOUNT
                                                             ------     ------        ------      ------       ------      ------
Sales                                                       223,572  $3,060,043      323,668   $3,764,599     232,158   $3,451,047
Reinvested Distributions                                     22,979     304,005       19,087      275,230          65          903

Redemptions                                                      (2)        (25)          (3)         (37)    (21,877)    (282,654)
                                                            -------  ----------     --------   ----------     -------   ----------
Net Increase                                                246,549  $3,364,023      342,752   $4,039,792     210,346   $3,169,296
                                                            -------  ----------     --------   ----------     -------   ----------
                                                            -------  ----------     --------   ----------     -------   ----------

SHARES OUTSTANDING:
Beginning of period                                         416,669                  490,571                   68,975
                                                            -------                 --------                  -------
End of period                                               663,218                  833,323                  279,321
                                                            -------                 --------                  -------
                                                            -------                 --------                  -------
Total Net Increase                                                   $3,479,813                $4,160,674               $3,169,296
                                                                     ----------                ----------               ----------
                                                                     ----------                ----------               ----------

CLASS A
                                                                    U.S.                INTERNATIONAL                GLOBAL
                                                                EQUITY FUND              EQUITY FUND              EQUITY FUND
                                                             -----------------        -----------------        -----------------
                                                              APRIL 26, 1999-         FEBRUARY 1, 1999-        FEBRUARY 19, 1999-
                                                               JUNE 30, 1999            JUNE 30, 1999            JUNE 30, 1999
                                                             -----------------        -----------------        -----------------
                                                             SHARES     AMOUNT        SHARES      AMOUNT       SHARES      AMOUNT
                                                             ------     ------        ------      ------       ------      ------
Sales                                                            79        $960       14,751     $155,219      12,764     $136,141
Redemptions                                                      --          --           --           --          --           --
                                                                 --        ----       ------     --------      ------     --------
Net Increase                                                     79        $960       14,751     $155,219      12,764     $136,141
                                                                 --        ----       ------     --------      ------     --------
                                                                 --        ----       ------     --------      ------     --------

CLASS Y
                                                                    U.S.                INTERNATIONAL                GLOBAL
                                                                EQUITY FUND              EQUITY FUND              EQUITY FUND
                                                             -----------------        -----------------        -----------------
                                                             DECEMBER 11, 1998-       DECEMBER 11, 1998-       DECEMBER 18, 1998-
                                                               JUNE 30, 1999            JUNE 30, 1999            JUNE 30, 1999
                                                             -----------------        -----------------        -----------------
                                                             SHARES     AMOUNT        SHARES      AMOUNT       SHARES      AMOUNT
                                                             ------     ------        ------      ------       ------      ------
Sales                                                       452,329  $4,524,084      567,689   $5,756,594      69,021     $724,438
Redemptions                                                 (40,660)   (437,740)     (82,118)    (858,616)        (47)        (506)
                                                           --------  ----------      -------   ----------      ------     --------
Net Increase                                                411,669  $4,086,344      485,571   $4,897,978      68,974     $723,932
                                                           --------  ----------      -------   ----------      ------     --------
                                                           --------  ----------      -------   ----------      ------     --------

SHARES OUTSTANDING:
Beginning of period                                           5,000                    5,000                        1
                                                           --------                  -------                   ------
End of period                                               416,669                  490,571                   68,975
                                                           --------                  -------                   ------
                                                           --------                  -------                   ------
Total Net Increase                                                   $4,087,304                $5,053,197                 $860,073
                                                                     ----------                ----------                 --------
                                                                     ----------                ----------                 --------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the six months ended December 31, 1999 for the U.S. Equity Fund, International Equity Fund and the Global Equity Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

                            U.S.         INTERNATIONAL         GLOBAL
                        EQUITY FUND       EQUITY FUND       EQUITY FUND
                        -----------      -------------      -----------
Purchases                $3,675,908        $8,001,669       $3,500,450
Sales                    $  704,119        $4,334,759       $  388,121

The following information for the Funds is as of December 31, 1999:

                                     COST FOR FEDERAL        NET TAX            TAX BASIS           TAX BASIS
                                        INCOME TAX          UNREALIZED       GROSS UNREALIZED    GROSS UNREALIZED
                                         PURPOSES          APPRECIATION        APPRECIATION        DEPRECIATION
                                     ----------------      ------------       -------------       -------------
U.S. Equity Fund                        $9,490,540          $2,638,875          $2,778,994           $140,119
International Equity Fund               $8,723,944          $5,317,953          $5,539,561           $221,608
Global Equity Fund                      $7,093,924          $  360,442          $  420,281           $ 59,839

NOTE 6 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with the Simms Capital Management, Inc. (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Fund and Global Equity Fund's average daily net assets.

The Adviser has agreed to voluntarily reimburse and/or absorb the Funds' advisory, organization and other expenses, to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                                    CLASS A        CLASS Y
                                    -------        -------
U.S. Equity Fund                     2.06%          1.31%
International Equity Fund            2.38%          1.63%
Global Equity Fund                   2.23%          1.48%

To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

NOTE 7 -- DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that each Fund's Class A shares may pay distribution fees of up to 0.50% of the average daily net assets to T.O. Richardson Securities, Inc. (the "Distributor"). Payments under the 12b-1 Plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's shares. The U.S. Equity Fund, International Equity Fund and Global Equity Fund incurred $148, $789 and $387 in fees pursuant to the 12b-1 Plan for the period ended December 31, 1999.

NOTE 8 -- SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a shareholder servicing plan. Under the shareholder servicing plan, Class A shares may pay financial institutions, including affiliates of the Adviser, a fee of 0.25% of its average daily net assets for services relating to maintenance of investor accounts, including liaisons with investors. The U.S. Equity Fund, International Equity Fund and Global Equity Fund incurred $74, $395 and $193 in fees pursuant to the shareholder servicing plan for the period ended December 31, 1999.

             (SIMMS CAPITAL MANAGEMENT, INC. GLOBAL INVESTORS LOGO)

                                THE SIMMS FUNDS
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830
                                 1-877-GET-SIMS
                                (1-877-438-7467)

                               INVESTMENT ADVISER
                            Simms Capital Management
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830

         ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                      Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                         Farmington, Connecticut 06032

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.